Short-Term Bank Loans - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Short-term Debt [Line Items]
Proceeds from bank loan		$ 50,000
Repayments of bank debt		50,000
Interest expense	$ 0	$ 11	$ 0
Interest rate				0.78%